SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

Effective immediately, for the following portfolios:

Asset Allocation: Diversified Growth Portfolio in the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for Putnam Investment Management, LLC (“Putnam”), is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Robert J. Kea, CFA	2002	Co-Head of Global Asset Allocation and Portfolio Manager

Robert J. Schoen	2002	Co-Head of Global Asset Allocation and Portfolio Manager

James A. Fetch	2011	Co-Head of Global Asset Allocation and Portfolio Manager

James R. Vaillancourt, CFA	2011	Co-Head of Global Asset Allocation and Portfolio Manager

Joshua B. Kutin, CFA	2012	Portfolio Manager

In the Management section under Information about the Subadvisers the portfolio manager information for Putnam for the Asset Allocation: Diversified Growth Portfolio is deleted in its entirety and replaced with the following:

“The Asset Allocation: Diversified Growth Portfolio is managed by Robert J. Kea, Robert J. Schoen, James A. Fetch, Jason R. Vaillancourt and Joshua B. Kutin. Mr.p Kea, who joined Putnam in 1989, is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Kea has been in the investment industry since 1988. Mr. Schoen is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Schoen, who joined Putnam in 1997, has been in the investment industry since 1990. Mr. Fetch is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Fetch joined the Global Asset Allocation group as an Investment Associate in 1996 and has been in the investment industry since he joined Putnam in 1994. Mr. Vaillancourt is a Co-Head of Global Asset Allocation and Portfolio Manager. Mr. Vaillancourt, who joined Putnam in 2000, has been in the investment industry since 1993. Mr. Kutin is a Portfolio Manager in the Global Asset Allocation Group. Mr. Kutin joined Putnam in 1998. Messrs. Kea, Vaillancourt and Kutin are CFA charterholders.”

Dated: February 22, 2013

Versions: Combined Master and Version 1, Class 1.

SEASONS SERIES TRUST

Supplement to the Statement of Additional Information dated July 30, 2012

Effective immediately, under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Putnam Investment Management, LLC, the disclosure with respect to Jeffrey L. Knight, CFA is deleted in its entirety.

Dated: February 22, 2013